CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 239,840	$ 214,970		$ 166,135
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	96,954	72,149	[1]	60,151	[1]
Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58,251	49,511		44,965
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,570	5,923	[1]	3,669	[1]
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 82,065	$ 87,387		$ 57,350

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.